CASH ACCUMULATION TRUST
840 Newport Center Drive
Newport Beach, CA 92660

                                                               October 20, 1997

Dear Cash Accumulation Trust Shareholder:

  We are pleased to report that the Cash Accumulation Trust continues to meet its objective of providing current income, to the extent consistent with preservation of capital and liquidity. As of September 30, 1997, the Fund's 7-day yield was 4.99%. This is higher than six months ago, when the 7-day yield was 4.83%.

  Given this year's stock and bond market volatility, it is apparent that money market funds continue to play an important role in an investor's diversified portfolio. They offer the stability and liquidity that can help add balance to investments in stocks and bonds. In addition, they can serve as a temporary "parking place" until a longer-term investment choice is made.

  It is important to note that money market funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

  As always, we appreciate your investing with us. You will shortly receive proxy materials describing various proposals by which Prudential Securities Inc., Prudential Fund Management L.L.C. and their affiliates will take over the management of this Trust. Please read the proxy materials carefully. Again, thank you for your support.

Sincerely,


/s/ Stephen J. Treadway
Stephen J. Treadway
President

                           NATIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 1997

 FACE AMOUNT                                                          VALUE
 -----------                                                       ------------
              SHORT-TERM NOTES--95.7%
              BANKS--21.7%
 $30,000,000  Bayerische Landesbank Girozentrale, 5.50%,
               10/8/97..........................................   $ 29,967,917
  20,000,000  BHF Finance (DE), Inc., 5.52%, 10/3/97............     19,993,867
   5,700,000  Commonwealth Bank of Australia, 6.35%, 10/1/97....      5,700,000
              Cregem North America, Inc.:
  10,000,000   5.50%, 10/28/97..................................      9,958,750
  10,000,000   5.52%, 11/26/97..................................      9,914,133
  10,000,000   5.52%, 12/5/97...................................      9,900,333
  15,000,000  Deutsche Bank Financial, Inc., 5.50%, 10/9/97.....     14,981,667
  10,900,000  Dresdner U.S. Finance, Inc., 5.52%, 10/2/97.......     10,898,329
  25,000,000  Societe Generale, 5.51%, 10/2/97..................     24,996,174
  16,200,000  UBS Finance (DE), Inc., 5.50%, 10/9/97............     16,180,200
                                                                   ------------
                                                                    152,491,370
                                                                   ------------
              BEVERAGES--5.5%
   7,870,000  Bass Finance (CI) Ltd., guaranteed by Bass PLC,
               5.60%, 11/7/97...................................      7,824,704
              PepsiCo, Inc.:
   9,800,000   5.49%, 10/1/97...................................      9,800,000
  13,000,000   5.50%, 10/1/97...................................     13,000,000
   8,000,000   5.50%, 10/2/97...................................      7,998,778
                                                                   ------------
                                                                     38,623,482
                                                                   ------------
              BROKER/DEALERS--14.5%
              Bear Stearns & Co., Inc.:
  17,000,000   5.54%, 12/18/97.................................     16,795,943
  16,000,000   5.55%, 10/6/97..................................     15,987,667
              Goldman Sachs Group, LP:
  17,000,000   5.50%, 11/10/97.................................     16,896,111
  17,200,000   5.51%, 10/14/97.................................     17,165,777
              Merrill Lynch & Co., Inc.:
  14,000,000   5.52%, 11/3/97..................................     13,929,160
  12,000,000   5.53%, 11/5/97..................................     11,935,483
   9,000,000   5.53%, 12/10/97.................................      8,903,225
                                                                   ------------
                                                                    101,613,366
                                                                   ------------

                           NATIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 1997 (CONTINUED)

 FACE AMOUNT                                                          VALUE
 -----------                                                       ------------
              BUILDING MATERIALS--2.5%
              Redland Finance, Inc.:
 $ 5,000,000    5.52%, 10/6/97..................................   $  4,996,167
   5,000,000    5.52%, 10/20/97.................................      4,985,433
   8,000,000    5.52%, 10/22/97.................................      7,974,240
                                                                   ------------
                                                                     17,955,840
                                                                   ------------
              COMMERCIAL FINANCE (ASSET-BACKED)--6.3%
  10,300,000  Corporate Asset Securitization Australia Ltd.,
               5.54%, 10/27/97................................     10,258,789
              Sheffield Receivables Corp.:
   8,400,000   5.53%, 10/17/97.................................      8,379,355
  12,000,000   5.54%, 10/29/97.................................     11,948,293
  14,000,000   5.54%, 11/21/97.................................     13,890,123
                                                                   ------------
                                                                     44,476,560
                                                                   ------------
              CONSUMER FINANCE--6.3%
              CSW Credit, Inc.:
   6,600,000   5.52%, 10/8/97...................................      6,592,916
  11,000,000   5.52%, 10/20/97..................................     10,967,953
  11,000,000   5.53%, 11/12/97..................................     10,929,032
   5,000,000   5.53%, 12/2/97...................................      4,952,381
  11,000,000  Eiger Capital Corp., 5.52%, 10/10/97..............     10,984,820
                                                                   ------------
                                                                     44,427,102
                                                                   ------------
              DIVERSIFIED FINANCIAL--2.7%
  18,700,000  General Electric Capital Corp., 5.49%, 10/8/97....     18,680,038
                                                                   ------------
              ELECTRIC UTILITIES--4.1%
              National Rural Utilities Cooperative Finance
               Corp.:
   8,000,000   5.50%, 11/4/97...................................      7,958,444
  10,000,000   5.51%, 10/16/97..................................      9,977,042
   1,200,000   5.55%, 10/9/97...................................      1,198,520
   9,400,000   5.55%, 10/24/97..................................      9,366,669
                                                                   ------------
                                                                     28,500,675
                                                                   ------------
              ELECTRONICS--1.4%
  10,000,000  General Electric Co., 5.50%, 10/24/97.............      9,964,861
                                                                   ------------

                           NATIONAL MONEY MARKET FUND

                            STATEMENT OF INVESTMENTS
                         SEPTEMBER 30, 1997 (CONTINUED)

 FACE AMOUNT                                                           VALUE
 -----------                                                        ------------
              OIL-INTEGRATED--9.2%
              Petrofina (DE), Inc.:
 $20,000,000   5.50%, 10/6/97...................................   $ 19,984,722
  11,250,000   5.51%, 10/10/97..................................     11,234,503
              Statoil:
  10,000,000   5.50%, 10/21/97..................................      9,969,444
  11,900,000   5.53%, 10/28/97..................................     11,850,645
  11,500,000   5.55%, 10/28/97..................................     11,452,131
                                                                    ------------
                                                                      64,491,445
                                                                    ------------
              RESTAURANTS--4.8%
              Golden Managers Acceptance Corp.:
  17,000,000   5.54%, 10/23/97...................................     16,942,446
  16,736,000   5.55%, 10/15/97...................................     16,699,878
                                                                    ------------
                                                                      33,642,324
                                                                    ------------
              SPECIAL PURPOSE FINANCIAL--13.7%
              Cooperative Assn. of Tractor Dealers, Inc.:
  10,600,000   5.53%, 10/14/97...................................     10,578,832
   9,000,000   5.53%, 11/4/97....................................      8,947,860
   9,600,000   5.54%, 11/12/97...................................      9,537,952
   4,100,000   5.54%, 11/18/97...................................      4,069,715
  10,000,000  Delaware Funding Corp., 5.52%, 10/31/97............      9,954,000
              Preferred Receivables Funding Corp.:
  11,000,000   5.53%, 10/9/97....................................     10,986,482
   7,900,000   5.55%, 10/7/97....................................      7,892,692
              Windmill Funding Corp.:
  14,000,000   5.54%, 10/30/97...................................     13,937,521
   8,000,000   5.54%, 11/25/97...................................      7,932,289
   8,000,000   5.55%, 10/10/97...................................      7,988,900
   4,300,000   5.55%, 10/17/97...................................      4,289,393
                                                                    ------------
                                                                      96,115,636
                                                                    ------------

                          NATIONAL MONEY MARKET FUND

                           STATEMENT OF INVESTMENTS
                        SEPTEMBER 30, 1997 (CONTINUED)

 FACE AMOUNT                                                           VALUE
 -----------                                                        ------------
              TELEPHONE UTILITIES--3.0%
              Southern New England Telecom:
 $10,000,000   5.52%, 10/6/97....................................   $  9,992,333
  10,900,000   5.54%, 10/7/97....................................     10,889,936
                                                                    ------------
                                                                      20,882,269
                                                                    ------------

         TOTAL INVESTMENTS (Cost $671,864,968)         95.7%         671,864,968
              Other Assets Net of Liabilities           4.3           30,137,782
                                                      -----         ------------
                                   NET ASSETS         100.0%        $702,002,750
                                                      =====         ============

Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase.


                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1997

ASSETS
  Investments, at amortized cost (cost $671,864,968)................ $671,864,968
  Cash..............................................................       31,543
  Receivable for Fund shares sold...................................   57,317,059
  Other.............................................................      124,240
                                                                     ------------
      Total assets..................................................  729,337,810
                                                                     ------------
LIABILITIES
  Payables and other liabilities:
   Fund shares redeemed.............................................   25,486,685
   Dividends........................................................    1,116,908
   Management fees..................................................      240,319
   Shareholder communications.......................................       92,515
   Distribution fees................................................       57,511
   Trustees' fees...................................................       26,303
   Other............................................................      314,819
                                                                     ------------
      Total liabilities.............................................   27,335,060
                                                                     ------------
NET ASSETS.......................................................... $702,002,750
                                                                     ============
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE
 ($702,002,750 / 702,002,750 SHARES)................................ $       1.00
                                                                     ============

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 1997

INVESTMENT INCOME
  Interest and discount earned...................................... $ 38,267,809
                                                                     ------------
 EXPENSES
  Management fees...................................................    2,886,449
  Distribution fees.................................................      690,378
  Transfer and dividend disbursing agent fees.......................      343,606
  Registration and filing fees......................................      341,903
  Legal and auditing fees...........................................      116,071
  Custodian fees and expenses.......................................       48,229
  Trustees' fees and expenses.......................................       47,312
  Other.............................................................       22,204
                                                                     ------------
      Total expenses................................................    4,496,152
                                                                     ------------
NET INVESTMENT INCOME AND NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS......................................................... $ 33,771,657
                                                                     ============

                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                    YEAR ENDED SEPTEMBER 30,
                                                    --------------------------
                                                        1997          1996
                                                    ------------  ------------
OPERATIONS
  Net investment income and net increase in net
   assets resulting from operations................ $ 33,771,657  $ 29,603,431
                                                    ------------  ------------
DIVIDENDS TO SHAREHOLDERS..........................  (33,771,657)  (29,603,431)
                                                    ------------  ------------
BENEFICIAL INTEREST TRANSACTIONS
  Net increase (decrease) in net assets resulting
   from beneficial interest transactions...........   49,675,319   (32,900,860)
                                                    ------------  ------------
  Net increase (decrease) in net assets............   49,675,319   (32,900,860)
NET ASSETS
  Beginning of period..............................  652,327,431   685,228,291
                                                    ------------  ------------
  End of period.................................... $702,002,750  $652,327,431
                                                    ============  ============


                See accompanying notes to financial statements.

                           NATIONAL MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

                                       YEAR ENDED SEPTEMBER 30,
                             ------------------------------------------------
                               1997      1996      1995      1994      1993
                             --------  --------  --------  --------  --------
PER SHARE OPERATING DATA:
Net asset value, beginning
 of period.................. $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
Income from investment
 operations--net investment
 income.....................     0.05      0.05      0.05      0.03      0.02
Dividends to shareholders...    (0.05)    (0.05)    (0.05)    (0.03)    (0.02)
                             --------  --------  --------  --------  --------
Net asset value, end of
 period..................... $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                             ========  ========  ========  ========  ========
Total Return................      5.0%      5.0%      5.2%      3.2%      2.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)............. $702,003  $652,327  $685,228  $823,343  $652,256
Ratios to average net
 assets:
  Net investment income.....     4.89%     4.86%     5.15%     3.20%     2.26%
  Expenses..................     0.65%     0.69%     0.69%     0.61%     0.71%


                See accompanying notes to financial statements.

                          NATIONAL MONEY MARKET FUND

                         NOTES TO FINANCIAL STATEMENTS
                              SEPTEMBER 30, 1997

1) ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Cash Accumulation Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified, management investment company. The Trust's investment objective is current income to the extent consistent with preservation of capital and liquidity. The Trust consists of the National Money Market Fund (the "Fund"), which is managed by PIMCO Advisors L.P. (the "Manager"). The Fund also has a sub-advisor, Columbus Circle Investors ("CCI"), which, under the supervision of the Manager and the Trust's Trustees, directs the investment of the Fund's assets.

  INVESTMENT VALUATION--The Trust values its portfolio on the basis of amortized cost which approximates market value. The Trust maintains a dollar-weighted average portfolio maturity of 90 days or less and only purchases instruments having remaining maturities of 397 days or less.

  FEDERAL TAXES--No provision for Federal income taxes has been made since the Trust has qualified as a regulated investment company under the Internal Revenue Code. The cost basis of investments approximates amortized cost, which is used for both tax and book purposes.

  OTHER--Security transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends (representing net investment income) are declared daily and paid or reinvested in additional Trust shares monthly. Investment income consists solely of interest income which includes amortization of premium and accretion of discount.

  ESTIMATES--The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2) SHARES AND DOLLARS OF BENEFICIAL INTEREST

  The Trust has authorized an unlimited number of $.00001 par value shares of beneficial interest. Transactions in shares and dollars of beneficial interest were as follows:

                                                 YEAR ENDED      YEAR ENDED
                                               SEPTEMBER 30,   SEPTEMBER 30,
                                                    1997            1996
                                               --------------  --------------
Shares and dollars sold.......................  6,248,712,913   5,037,785,418
Shares and dollars issued to shareholders in
 reinvestment of dividends....................     32,440,525      27,657,940
                                               --------------  --------------
    Total.....................................  6,281,153,438   5,065,443,358
Shares and dollars redeemed................... (6,231,478,119) (5,098,344,218)
                                               --------------  --------------
Net increase (decrease).......................     49,675,319     (32,900,860)
                                               ==============  ==============

                          NATIONAL MONEY MARKET FUND

                              SEPTEMBER 30, 1997


3) MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  Management fees are paid to the Manager in accordance with the investment advisory agreement (the "Agreement") with the Trust. Under the Agreement, the Manager selects and reviews investments and provides executive and other personnel for management of the Trust. For such services, the Manager receives a fee, computed daily and paid monthly, based on the annual percentage rates of the corresponding levels of the Trust's average daily net assets as follows:

               0.425% of the first $500 million,
               0.400% of the next $500 million,
               0.375% of the next $500 million,
               0.350% of the next $500 million,
               0.325% on amounts in excess of $2 billion.

Under a sub-adviser agreement between the Manager and CCI, the Manager pays CCI a monthly fee based on the Fund's average daily net asset value at an annual rate of 0.05% of net assets.

  The Trustees have approved a unified fee plan, covering compensation from both of the Trusts for which they serve as independent Trustees, the Cash Accumulation Trust and the PIMCO Funds: Multi-Manager Series. The fee is allocated between the Trusts and among the Funds of the Trusts based on relative net assets. The approved Trustees' fees are as follows:

         Annual Retainer................................ $45,000
         Meeting Fee (each meeting attended)............   2,000
         Committees:
           Chairman.....................................   2,000
           Member.......................................   1,000

  In addition, the Trustees receive reimbursement for travel and out-of-pocket costs. Several individuals who are trustees or officers (or both) of the Trust are also directors or officers of the Manager or its affiliates.

4) DISTRIBUTION ASSISTANCE

  Pursuant to a Distribution Plan adopted by the Trust, the Trust was informed that the distributor, PIMCO Funds Distribution Company, an affiliate of the Manager, received $690,378 for services provided and expenses incurred during the year ended September 30, 1997 in connection with assistance rendered in the sale of Trust shares. During the year ended September 30, 1997, the distribution fee, which is accrued daily and paid monthly, was equal on an annual basis to 0.10% of the Trust's average daily net assets.

                          NATIONAL MONEY MARKET FUND

                              SEPTEMBER 30, 1997


5) PROPOSED TRANSACTION

  Prudential Investments Fund Management LLC ("PIFM"), a subsidiary of Prudential Insurance Company of America, proposed to the Trust's Board of Trustees that the Trust become part of the Prudential Mutual Fund Family. In connection with such proposal, on October 22, 1997, the Trust's Board of
Trustees: (i) nominated a new slate of Trustees; (ii) approved a new investment manager and investment management agreement; and (iii) approved a new sub-advisor and a new sub-advisory agreement. A meeting of shareholders to approve all of those actions is scheduled for December 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of the National Money Market Fund:

  In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the National Money Market Fund (the "Fund") at September 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1997 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The statement of changes in net assets for the year ended September 30, 1996 and the financial highlights for each of the years then ended were audited by other independent accountants whose report dated October 23, 1996 expressed an unqualified opinion on those statements.

Price Waterhouse LLP

Kansas City, Missouri
October 28, 1997

INVESTMENT ADVISER
PIMCO Advisors L.P.

DISTRIBUTOR
PIMCO Funds Distribution Company

SHAREHOLDER SERVICING AND TRANSFER AGENT
Shareholder Services, Inc.

CUSTODIAN OF PORTFOLIO SECURITIES
The Bank of New York

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

LEGAL COUNSEL
Ropes & Gray



This is a copy of a report by Cash Accumulation Trust to its shareholders. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with or when preceded by the Trust's Prospectus. This report does not offer for sale or solicit orders to buy any securities.



                                    ANNUAL

                                    REPORT


                              SEPTEMBER 30, 1997






                                     [ART]